Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Purchases

Property Name	Purchase Date	Ownership Percentage	Sector	Location	Net Purchase Price (1)
Glen Lake	01/09/2019	100.00%	Apartments	Atlanta, GA	$54.8
1600 Broadway	01/10/2019	100.00%	Office	Denver, CO	109.1
The Theory	01/15/2019	97.00%	Apartments	Raleigh, NC	63.0
Colony Industrial Portfolio	02/20/2019	100.00%	Industrial	Various, U.S.A.	137.0
Storage Portfolio III(2)	02/22/2019	90.00%	Storage	Various, U.S.A.	17.9

(1)	The net purchase price represents the purchase price and closing costs.

(2)
The Account entered into a 90% interest in a joint venture designed for future investment in storage properties. The Account's maximum potential investment is $100.0 million and on February 22, 2019, the first storage property in Glen Burnie, MD, was acquired for $17.9 million (the Account's Share).

Sales

Property Name	Sales Date	Ownership Percentage	Sector	Location	Net Sales Price (1)	Realized Gain/Loss on Sale(3)
1858 Meca Way(2)	03/01/2019	100.00%	Industrial	Norcross, GA	$2.9	$—

(1)	The net sales price represents the sales price, less selling expenses.

(2)	Property held within Colony Industrial Portfolio.

(3)	No realized gain or loss was realized from the sale.
Loans Receivable

Borrower Name	Financing Date	Interest Rate	Sector	Maturity Date	Location	Loan Amount(1)
SCG Oakland Portfolio	03/01/2019	4.25% + LIBOR	Office	03/01/2024	Oakland, CA	$53.5

(1)	Loan Amount represents the Account's mezzanine loan receivable position.
Financings

Property Name	Financing Date	Ownership Percentage	Interest Rate	Sector	Maturity Date	Location	Financing Amount(1)
The Theory	01/15/2019	97.00%	3.94%	Apartments	01/15/2024	Raleigh, NC	$31.3

Marketable Securities
In the first two months of 2019, the Account sold approximately $400 million in real estate-related securities.